Income Taxes (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Mar. 21, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes (Textual)
Tax losses		$ 2,874	$ 3,424
Tax losses carried forward		99	242
Other tax losses		$ 2,874	$ 3,083
Operating loss carry forward expiration date		Expire during the year ending March 31, 2022 and 2024.
Income tax, description	The Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the "Bill") which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million (equivalent to $257) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%. Accordingly, starting from the current year, the Hong Kong profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million. The Group has selected Kayser Limited ("Kayser") as the qualified entity under two-tiered profit tax rates regime and the remaining Hong Kong based subsidiaries are not qualifying under the regime and continue to be taxed at 16.5%.
China [Member]
Income Taxes (Textual)
Effective income tax rate reconciliation, at federal statutory income tax rate		25.00%
Income tax, description		However, Kayser Myanmar enjoyed a tax exemption for the period through the end of December 31, 2017 and was subjected to an income tax rate of 25% starting from January 1, 2018 onward.
Hong Kong [Member]
Income Taxes (Textual)
Effective income tax rate reconciliation, at federal statutory income tax rate		16.50%	16.50%	16.50%